Share-based payments - Summary of Share Options Outstanding Exercise Prices (parenthetical) (Detail) - Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [Member]
Dec. 31, 2023 $ / shares
Exercise Price 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 20
Bottom of range [member] | Exercise Price1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	4
Bottom of range [member] | Exercise Price 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	5.01
Bottom of range [member] | Exercise Price 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	10.01
Top of range [member] | Exercise Price1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	5
Top of range [member] | Exercise Price 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	10
Top of range [member] | Exercise Price 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 20